Retirement Plans - Schedule of Weighted-Average Assumptions Used in Calculation of Benefit Plan Expense (Details)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Pension Plan [Member] | United States [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.09%	4.30%	4.70%
Defined Benefit Plan, Assumptions Used Caclulating Net Periodic Cost, Rate of Compensation Increase	3.00%	3.00%	2.50%
Expected long-term rate of return on plan assets	6.50%	6.50%	5.88%
Pension Plan [Member] | Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	3.26%	3.08%	3.89%
Defined Benefit Plan, Assumptions Used Caclulating Net Periodic Cost, Rate of Compensation Increase	2.65%	3.09%	3.10%
Expected long-term rate of return on plan assets	4.98%	6.03%	6.34%
Other Postretirement Benefits Plan [Member] | United States [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.09%	4.04%	4.70%
Other Postretirement Benefits Plan [Member] | Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	6.51%	6.64%	6.84%
Defined Benefit Plan, Assumptions Used Caclulating Net Periodic Cost, Rate of Compensation Increase	7.37%	3.14%	3.10%